LONG-TERM INVESTMENTS, NET - Investments in equity method investees (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
LONG-TERM INVESTMENTS, NET
Balance at beginning	¥ 370,985		¥ 430,292	¥ 689,929
Investments made	183,253		12,188	258,990
Income (loss) from investment	9,098	$ 1,281	44,588	39,520
Impairment loss for equity investments accounted for using equity method	(10,369)	$ (1,460)		(2,914)
Disposal of investment	(101,761)		(134,406)	(540,433)
Dividend received	(14,862)		(27,338)	(14,800)
Acquired in a business combination			45,661
Balance at ending	¥ 436,344		¥ 370,985	¥ 430,292